Employee Benefit Plans (Unfunded) - Schedule of Components of Actuarial Gain (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Components of Actuarial Gain [Abstract]
Actuarial (gain)/loss due to demographic assumption changes in defined benefit obligation	$ (3,739)	$ (3,178)	$ (2,676)	$ (2,430)	$ (4,289)	$ (11,440)
Actuarial (gain)/ loss due to financial assumption changes in defined benefit obligation	1,649	5,847	4,350	312	1,977	(7,033)
Actuarial (gain)/loss due to experience on defined benefit obligation	$ 14,121	$ 15,320	$ 52,679	$ 63,712	50,904	(26,900)
Total					$ 48,592	$ (45,373)